Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 201
EBP, Tax Status [Line Items]
Income Tax Status	Income Tax Status
The Internal Revenue Service (“IRS”) has determined and informed the Company by a letter dated June 30, 2020, that the Plan and related trust are designed in accordance with applicable sections of the IRC. Although the Plan has been amended since receiving the opinion letter, the Plan administrator and the Plan's tax counsel believe that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believe that the Plan is qualified, and the related trust is tax-exempt.
U.S. GAAP requires plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions. The earliest year open to U.S. Federal examination is 2022. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.